Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2021	2020

Raw materials and components	$29,857	$18,026
Finished products (*)	33,159	34,461

	$63,017	$52,487

(*)	Includes amounts of $654 and $10,628 as of December 31, 2021 and 2020, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.